Schedule of investments
Delaware Smid Cap Growth Fund	June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.13%♦
Communication Services — 1.45%
Live Nation Entertainment †	316,059	$ 26,100,152
		26,100,152
Consumer Discretionary — 16.20%
Chewy Class A †	620,107	21,530,115
Five Below †	8,043	912,317
On Holding Class A †	4,163,308	73,648,919
Planet Fitness Class A †	603,525	41,045,735
TopBuild †	391,931	65,515,186
Ulta Beauty †	48,262	18,604,036
YETI Holdings †	1,607,373	69,551,030
		290,807,338
Consumer Staples — 2.68%
Freshpet †	927,447	48,125,225
		48,125,225
Financials — 2.61%
Trupanion †	778,590	46,917,833
		46,917,833
Healthcare — 38.42%
Exact Sciences †	1,102,788	43,438,819
Figs Class A †	6,228,073	56,737,745
Inari Medical †	1,930,093	131,227,023
Inspire Medical Systems †	679,068	124,045,352
Pacira BioSciences †	1,724,185	100,519,985
Progyny †	3,797,894	110,328,821
Quanterix †	2,144,854	34,725,186
Shockwave Medical †	464,369	88,773,422
		689,796,353
Industrials — 6.04%
SiteOne Landscape Supply †	513,009	60,981,380
Trex †	873,950	47,560,359
		108,541,739
Information Technology — 32.73%
Arista Networks †	715,923	67,110,622
Bill.com Holdings †	671,409	73,814,706
Cloudflare Class A †	811,427	35,499,931
EPAM Systems †	80,789	23,814,981
Lattice Semiconductor †	1,595,105	77,362,593
Monolithic Power Systems	128,961	49,526,182
NQ-016 [6/22] 8/22 (2351921)    1

Schedule of investments
Delaware Smid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
ON Semiconductor †	827,811	$ 41,647,171
Shift4 Payments Class A †	1,795,563	59,361,313
Sprout Social Class A †	1,711,963	99,413,691
Trade Desk Class A †	1,434,796	60,103,605
		587,654,795
Total Common Stocks (cost $2,539,579,935)		1,797,943,435
Total Value of Securities—100.13% (cost $2,539,579,935)		1,797,943,435

Liabilities Net of Receivables and Other Assets—(0.13%)		(2,287,822)
Net Assets Applicable to 112,659,918 Shares Outstanding—100.00%		$1,795,655,613
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ-016 [6/22] 8/22 (2351921)